UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07964

                      ACM MANAGED DOLLAR INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
 December 31, 2004                                ACM Managed Dollar Income Fund
--------------------------------------------------------------------------------
                                                Principal
                                                   Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------

SOVEREIGN DEBT OBLIGATIONS-61.6%
Argentina-2.2%
Republic of Argentina FRN
    2.008%, 8/03/12(a)                       $       2,315       $    1,977,010
    11.375%, 3/15/10(b)                                190               63,650
    11.75%, 6/15/15(b)                                 350              114,625
    12.00%, 6/19/31(b)                               1,171              380,672
    12.25%, 6/19/18(b)                               2,780              914,776
    15.50%, 12/19/08(a)(b)                           2,083              685,307
                                                                 ---------------
                                                                      4,136,040
                                                                 ---------------
Brazil-12.5%
Republic of Brazil
   9.25%, 10/22/10                                     200              223,800
   10.50%, 7/14/14(C)                                1,750            2,076,375
   11.00%, 8/17/40(C)                                5,108            6,060,642
   12.00%, 4/15/10                                   1,150            1,422,550
   12.75%, 1/15/20                                   1,965            2,658,645
Republic of Brazil-DCB FRN
    Series L
    3.125%, 4/15/12(a)                                  84               79,952
    3.125%, 4/15/12(a)                               1,147            1,094,073
    C-Bonds
    8.00%, 4/15/14 (c)                               9,381            9,604,242
                                                                 ---------------
                                                                     23,220,279
                                                                 ---------------
Bulgaria-0.5%
Republic of Bulgaria
   8.25%, 1/15/15(d)                                   451              563,750
   8.25%, 1/15/15                                      355              443,750
                                                                 ---------------
                                                                      1,007,500
                                                                 ---------------
Colombia-2.1%
Republic of Colombia
    8.25%, 12/22/14                                    350              364,875
    10.75%, 1/15/13                                    237              282,978
    11.75%, 2/25/20(c)                               2,545            3,267,780
                                                                 ---------------
                                                                      3,915,633
                                                                 ---------------
Ecuador-1.5%
Ecuador Structured Note
   6.50%, 10/11/05                                     591              564,806
Republic of Ecuador
   8.00%, 8/15/30(a)                                 2,610            2,255,040
   8.00%, 8/15/30(a)(d)                                 75               64,800
                                                                 ---------------
                                                                      2,884,646
                                                                 ---------------
El Salvador-0.3%
Republic of El Salvador
    7.625%, 9/21/34(d)                                 150              154,500
    8.50%, 7/25/11(d)                                  400              451,600
                                                                 ---------------
                                                                        606,100
                                                                 ---------------
Indonesia-0.5%
Republic of Indonesia
    6.75%, 3/10/14(d)                                  945              947,363
                                                                 ---------------

                                                Principal
                                                   Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------
Jamaica-0.4%
Government of Jamaica
    11.75%, 5/15/11                          $         565       $      666,700
    12.75%, 9/01/07                                     65               76,700
                                                                 ---------------
                                                                        743,400
                                                                 ---------------
Mexico-7.6%
United Mexican States
    7.50%, 1/14/12                                     875              991,375
    8.00%, 9/24/22(c)                                4,472            5,158,452
    8.125%, 12/30/19(c)                              5,135            6,041,328
    11.375%, 9/15/16(c)                              1,296            1,910,952
                                                                 ---------------
                                                                     14,102,107
                                                                 ---------------
Panama-1.1%
Republic of Panama
    2.75%, 7/17/14 (a)                                 195              190,913
    8.875%, 9/30/27                                    100              110,400
    9.375%, 7/23/12                                    170              201,450
    9.375%, 4/01/29                                    306              359,550
    9.625%, 2/08/11                                    225              264,938
    10.75%, 5/15/20                                    680              884,000
                                                                 ---------------
                                                                      2,011,251
                                                                 ---------------
Peru-1.3%
Republic of Peru
    8.375%, 5/03/16                                    775              868,000
    8.75%, 11/21/33                                     75               81,563
    9.125%, 2/21/12                                    290              338,575
    9.875%, 2/06/15                                    876            1,081,860
                                                                 ---------------
                                                                      2,369,998
                                                                 ---------------
Philippines-2.1%
Republic of Philippines
    9.00%, 2/15/13                                      75               76,500
    9.875%, 1/15/19(c)                               2,600            2,665,000
   10.625%, 3/16/25(c)                               1,024            1,093,120
                                                                 ---------------
                                                                      3,834,620
                                                                 ---------------
Russia-20.1%
Ministry Finance of Russia
    Series V
    3.00%, 5/14/08                                   2,905            2,707,170
    Series VII
    3.00%, 5/14/11                                   1,420            1,194,646
Russian Federation
    5.00%, 3/31/30(a)(d)                            30,060           30,999,375
    5.00%, 3/31/30(a)                                2,350            2,423,437
                                                                 ---------------
                                                                     37,324,628
                                                                 ---------------
Turkey-3.1%
Republic of Turkey
    11.00%, 1/14/13                                    610              776,225
    11.50%, 1/23/12(c)                               2,625            3,373,125
    11.75%, 6/15/10                                    750              941,250
    12.375%, 6/15/09                                   490              614,950
                                                                 ---------------
                                                                      5,705,550
                                                                 ---------------

                                                Principal
                                                   Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------
Ukraine-2.2%
Ukraine Government
    6.875%, 3/04/11(d)                       $         750       $      769,612
    6.875%, 3/04/11                                    175              179,576
    7.65%, 6/11/13                                   1,765            1,878,843
    11.00%, 3/15/07                                  1,097            1,173,138
                                                                 ---------------
                                                                      4,001,169
                                                                 ---------------
Uruguay-0.7%
Republic of Uruguay
    7.875%, 1/15/33                                  1,483            1,316,462
                                                                 ---------------

Venezuela-3.4%
Republic of Venezuela
     3.09%, 4/20/11 (a)                                250              226,875
     5.375%, 8/07/10                                   690              647,910
     8.50%, 10/08/14                                   255              270,300
     9.25%, 9/15/27                                  4,975             5,248,625
                                                                 ---------------
                                                                      6,393,710
                                                                 ---------------
Total Sovereign Debt Securities
       (cost $89,037,249)                                           114,520,456
                                                                 ---------------

U.S. CORPORATE DEBT OBLIGATIONS-43.9%
Aerospace/Defense-0.8%
DRS Technologies, Inc.
    6.875%, 11/01/13                                   325              339,625
L-3 Communications Corp.
    5.875%, 1/15/15 (d)                                340              339,150
Sequa Corp.
    9.00%, 8/01/09                                     210              237,825
TD Funding Corp.
    8.375%, 7/15/11                                    450              482,625
                                                                 ---------------
                                                                      1,399,225
                                                                 ---------------
Automotive-1.2%
Cooper Standard Auto
   7.00%, 12/15/12 (d)                                 295              295,737
HLI Operating, Inc.
   10.50%, 6/15/10*                                    471              505,148
Keystone Automotive Operations, Inc.
    9.75%, 11/01/13                                    365              390,550
TRW Automotive, Inc.
    9.375, 2/15/13                                      91              105,560
    11.00%, 2/15/13                                    156              187,980
United Auto Group, Inc.
    9.625%, 3/15/12                                    260              287,300
United Rentals North America, Inc.
    6.50%, 2/15/12                                     494              481,650
                                                                 ---------------
                                                                      2,253,925
                                                                 ---------------
Broadcasting & Media-1.1%
Albritton Communications Co.
    7.75%, 12/15/12                                    385              398,475
Emmis Operating Co.
    6.875%, 5/15/12                                    335              350,493
PRIMEDIA, Inc.
    8.00%, 5/15/13                                     315              324,056
    8.875%, 5/15/11                                    305              322,538

                                                Principal
                                                   Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------
Radio One, Inc.
    8.875%, 7/01/11                          $         235       $      255,856
Sinclair Broadcast Group, Inc.
    8.00%, 3/15/12                                      90               95,625
    8.75%, 12/15/11                                    265              288,519
                                                                 ---------------
                                                                      2,035,562
                                                                 ---------------
Building & Real Estate-2.0%
Associated Materials, Inc
    11.25%, 3/01/14(e)                                 935              673,200
Dayton Superior Corp.
    10.75%, 9/15/08                                    180              192,600
D.R. Horton, Inc.
    6.875%, 5/01/13                                    340              368,050
KB HOME
     7.75%, 2/01/10                                    520              562,900
Meritage Corp.
     9.75%, 6/01/11                                    440              486,200
Nortek, Inc
     8.50%, 9/01/14(d)                                 490              512,050
Schuler Homes, Inc.
    10.50%, 7/15/11                                    360              409,500
William Lyon Homes, Inc.
    10.75%, 4/01/13                                    510              573,113
                                                                 ---------------
                                                                      3,777,613
                                                                 ---------------
Cable-2.2%
Cablevision Systems Corp.
    8.00%, 4/15/12(d)                                  670              715,225
Charter Communications Operating LLC
    8.00%, 4/30/12(d)                                1,000            1,040,000
CSC Holdings, Inc.
    6.75%, 4/15/12(d)                                  270              278,100
    7.625%, 7/15/18.                                   405              428,287
DirectTV Holdings LLC
    8.375%, 3/15/13                                    285              319,556
Echostar DBS Corp.
    6.375%, 10/01/11                                   460              470,350
Insight Midwest LP
    9.75%, 10/01/09                                    380              398,050
Rogers Cable, Inc.
    6.75%, 3/15/15 (d)                                 485              495,913
                                                                 ---------------
                                                                      4,145,481
                                                                 ---------------
Chemicals-0.9%
Equistar Chemical Funding LP
    10.125%, 9/01/08                                   520              599,300
    10.625%, 5/01/11                                   130              150,800
Huntsman Advanced Materials LLC
    11.00%, 7/15/10(d)                                 275              327,250
Huntsman International LLC
    9.875%, 3/01/09                                    325              356,687
Westlake Chemical Corp.
    8.75%, 7/15/11                                     270              305,100
                                                                 ---------------
                                                                      1,739,137
                                                                 ---------------

                                                Principal
                                                   Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------
Communications-Fixed-2.3%
Cincinnati Bell, Inc
    8.375%, 1/15/14*                         $         635       $      642,937
Citizens Communications Co.
    6.25%, 1/15/13                                     485              488,637
FairPoint Communications, Inc.
    11.875%, 3/01/10                                   300              351,000
MCI, Inc.
    7.688%, 5/01/09                                    265              274,275
    8.735%, 5/01/14                                    275              295,625
Qwest Communications International, Inc.
    7.50%, 2/15/14(d)                                  205              207,050
Qwest Corp.
    9.125%, 3/15/12(d)                               1,420            1,640,100
Time Warner Telecom, Inc.
    9.25%, 2/15/14*                                    460              469,200
                                                                 ---------------
                                                                      4,368,824
                                                                 ---------------
Communications-Mobile-1.7%
Iridium LLC Capital Corp.
    Series B
    14.00%, 7/15/05(b)                               5,000              862,500
Nextel Communications, Inc.
    6.875%, 10/31/13                                   480              520,800
    5.95%, 3/15/14                                     240              248,400
PanAmSat Corp.
    9.00%, 8/15/14(d)                                  690              770,213
Rogers Wireless Communications, Inc.
    7.25%, 12/15/12(d)                                 275              291,500
Rural Cellular Corp.
    8.25%, 3/15/12(d)                                  240              253,800
TeleCorp PCS, Inc.
    10.625%, 7/15/10                                   203              221,281
                                                                 ---------------
                                                                      3,168,494
                                                                 ---------------
Consumer Manufacturing-1.4%
Broder Brothers Co.
    11.25%, 10/15/10(d)                                132              137,940
    11.25%, 10/15/10                                   500              522,500
Jostens, Inc.
    7.625%, 10/01/12(d)                                335              348,400
    12.75%, 5/01/10                                    605              663,231
K2, Inc
    7.375%, 7/01/14(d)                                 355              388,725
Playtex Products, Inc.
    8.00%, 3/01/11                                     315              344,138
St. John Knits International, Inc.
    12.50%, 7/01/09                                    200              213,250
                                                                 ---------------
                                                                      2,618,184
                                                                 ---------------
Energy-3.5%
Amerada Hess Corp.
    7.30%, 8/15/31                                     435              485,286
Chesapeake Energy Corp.
    7.75%, 1/15/15                                     350              380,625
Grant Prideco, Inc.
     9.00%, 12/15/09                                   360              398,700
Hilcorp Energy
    10.50%, 9/01/10(d)                                 770              870,100

                                                Principal
                                                   Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------
Northwest Pipelines Corp.
    8.125%, 3/01/10                          $         310       $      342,938
Premco Refining Group, Inc.
    9.50%, 2/01/13                                     250              290,000
Pride International, Inc.
    7.375%, 7/15/14                                    395              431,538
Reliant Energy, Inc.
    6.75%, 12/15/14                                    330              330,000
    9.50%, 7/15/13                                     430              488,588
Southern Natural Gas Co.
    7.35%, 2/15/31                                     365              378,688
    8.875%, 3/15/10                                    290              324,800
Universal Compression, Inc.
    7.25%, 5/15/10                                     220              234,850
Williams Cos, Inc.
    7.625%, 7/15/19                                  1,345            1,479,500
                                                                 ---------------
                                                                      6,435,613
                                                                 ---------------
Entertainment & Leisure-0.5%
Gaylord Entertainment Co.
    8.00%, 11/15/13                                    315              340,200
Universal City Development Partners
    11.75%, 4/01/10                                    425              502,031
Universal City Florida Holdings
    8.375%, 5/01/10 (d)                                110              114,125
                                                                 ---------------
                                                                        956,356
                                                                 ---------------
Financial-2.0%
Crum & Foster Holdings Corp.
    10.375%, 6/15/13.                                  195              217,425
Markel Capital Trust I
    Series B
    8.71%, 1/01/46(f)                                  615              645,750
Nationwide CSN Trust
    9.875%, 2/15/25(d)                               1,000            1,052,884
PXRE Capital Trust I
    8.85%, 2/01/27                                     510              517,650
Western Financial Bank
    9.625%, 5/15/12                                    420              478,800
Williams Scotsman, Inc.
    9.875%, 6/01/07                                    740              740,000
                                                                 ---------------
                                                                      3,652,509
                                                                 ---------------
Food/Beverage-0.9%
Del Monte Food Co.
     8.625%, 12/15/12                                  145              162,400
     9.25%, 5/15/11                                    255              279,225
DIMON, Inc.
     7.75%, 6/01/13                                    110              115,500
     Series B
     9.625%, 10/15/11                                  395              432,525
Dole Food Company, Inc.
    8.625%, 5/01/09                                    240              261,000
    8.875%, 3/15/11                                    145              157,687
Merisant Co.
     9.50%, 7/15/13(d)                                 300              267,000
                                                                 ---------------
                                                                      1,675,337
                                                                 ---------------

                                                Principal
                                                   Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------
Gaming-3.2%
Ameristar Casinos, Inc.
    10.75%, 2/15/09                          $         215       $      239,725
Argosy Gaming Co.
    9.00%, 9/01/11                                     220              245,300
Boyd Gaming Corp.
    7.75%, 12/15/12                                    255              278,268
Harrah's Operating Company, Inc.
    7.875%, 12/15/05                                   215              224,138
MGM Mirage, Inc.
    8.375%, 2/01/11*                                   575              648,313
Mandalay Resort Group
    10.25%, 8/01/07                                    530              598,900
Mohegan Tribal Gaming
    6.375%, 7/15/09                                    140              143,850
    7.125%, 8/15/14                                    695              731,488
Park Place Entertainment
    7.00%, 4/15/13                                     305              336,263
    7.875%, 3/15/10                                    135              152,044
    9.375%, 2/15/07                                    230              254,150
Riviera Holdings Corp.
    11.00%, 6/15/10                                    300              335,250
Seneca Gaming Corp.
    7.25%, 5/01/12                                     765              805,163
Turning Stone Casino Resort Enterprise
    9.125%, 12/15/10(d)                                270              292,275
Venetian Casino Resort, LLC
    11.00%, 6/15/10                                    570              650,513
                                                                 ---------------
                                                                      5,935,640
                                                                 ---------------
Healthcare-2.7%
Concentra Operating Corp.
   9.125%, 6/01/12(d)                                  175              197,750
   9.50%, 8/15/10                                      200              226,000
Extendicare Health Services
   9.50%, 7/01/10                                      315              352,800
Genesis HealthCare Corp.
    8.00%, 10/15/13                                    330              358,050
HCA, Inc.
    6.375%, 1/15/15                                    625              627,530
    7.875%, 2/01/11                                    455              501,182
IASIS Healthcare LLC
   8.75%, 6/15/14                                      490              534,100
PacifiCare Health Systems, Inc.
   10.75%, 6/01/09                                     380              438,900
Select Medical Corp.
   7.50%, 8/01/13                                      690              779,700
Triad Hospitals, Inc.
   7.00%, 11/15/13                                     520              531,700
Universal Hospital Services, Inc.
    10.125%, 11/01/11                                  440              457,600
                                                                 ---------------
                                                                      5,005,312
                                                                 ---------------
Hotels & Lodging-1.1%
Corrections Corp. of America
    7.50%, 5/01/11                                      40               42,750
    9.875%, 5/01/09                                    260              288,600

                                                Principal
                                                   Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------
Host Marriott LP
    9.25%, 10/01/07                          $         100            $ 111,500
    9.50%, 1/15/07                                     310              339,450
La Quinta Corp.
    8.875%, 3/15/11                                    375              418,125
Starwood Hotels & Resorts Worldwide, Inc.
    7.875%, 5/01/12                                    400              457,000
Vail Resorts, Inc.
    6.75%, 2/15/14                                     355              361,213
                                                                 ---------------
                                                                      2,018,638
                                                                 ---------------
Index-2.5%
Dow Jones CDX HY
    7.75%, 12/29/09(d)*                              4,500            4,626,563
                                                                 ---------------
Industrial-2.7%
AMSTED Industries, Inc.
    10.25%, 10/15/11(d)                                465              525,450
Case New Holland, Inc.
    9.25%, 8/01/11(d)                                  645              717,562
FastenTech, Inc.
    12.50%, 5/01/11(d)                                 325              373,750
Flowserve Corp.
    12.25%, 8/15/10                                    370              410,700
Goodman Global Holdings, Inc.
    7.875%, 12/15/12 (d)                               475              473,218
H & E Equipment/Finance
    11.125%, 6/15/12                                   600              660,000
NMHG Holding Co.
    10.00%, 5/15/09                                    220              243,100
SPX Corp.
    7.50%, 1/01/13                                     205              222,425
Terex Corp.
    10.375%, 4/01/11                                   375              420,000
TriMas Corp.
    9.875%, 6/15/12                                    470              498,200
Trinity Industries, Inc.
    6.50%, 3/15/14                                     530              530,000
                                                                 ---------------
                                                                      5,074,405
                                                                 ---------------
Metals/Mining-0.7%
AK Steel Corp.
     7.875%, 2/15/09                                   355              361,656
International Steel Group, Inc.
     6.50%, 4/15/14                                    437              468,683
Peabody Energy Corp.
     6.875%, 3/15/13                                   380              411,350
                                                                 ---------------
                                                                      1,241,689
                                                                 ---------------
Paper & Packaging-2.8%
Ball Corp.
    6.875%, 12/15/12                                 1,000            1,075,000
Berry Plastics Corp.
    10.75%, 7/15/12                                    390              446,550
Crown Paper Co.
    11.00%, 9/01/05(b)                               5,000                    1
Georgia-Pacific Corp.
    8.875%, 5/15/31                                    230              287,500
    9.375%, 2/01/13                                    715              832,975

                                                Principal
                                                   Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------
Graphic Packaging Int'l Corp.
    9.50%, 8/15/13                           $         655       $      745,063
Greif Bros. Corp.
    8.875%, 8/01/12                                    260              289,250
Owens-Brockway Glass Container, Inc.
    8.875%, 2/15/09                                    735              798,394
Russell-Stanley Holdings, Inc.
    9.00%, 11/30/08(d)(g)(h)                           874               87,372
Stone Container Corp.
    9.25%, 2/01/08                                     535              593,850
    9.75%, 2/01/11                                      12               13,140
                                                                 ---------------
                                                                      5,169,095
                                                                 ---------------
Publishing-1.1%
American Media, Inc.
    8.875%, 1/15/11                                    105              111,693
   10.25%, 5/01/09                                     475              500,531
Dex Media East LLC
     9.875%, 11/15/09                                  110              125,262
    12.125%, 11/15/12                                  195              237,656
Dex Media West LLC
     8.50%, 8/15/10                                    160              178,000
     9.875%, 8/15/13                                   571              658,077
PEI Holdings, Inc.
    11.00%, 3/15/10                                    143              166,595
                                                                 ---------------
                                                                      1,977,814
                                                                 ---------------
Restaurants-0.1%
Domino's, Inc.
    8.25%, 7/01/11                                     237              258,922
                                                                 ---------------

Retail-0.4%
J.C. Penney Corporation, Inc.
    8.00%, 3/01/10                                     455              519,838
Petro Stopping Centers LP
    9.00%, 2/15/12                                     250              264,375
                                                                 ---------------
                                                                        784,213
                                                                 ---------------
Service-1.0%
Allied Waste North America
    6.375%, 4/15/11                                    400              387,000
    8.875%, 4/01/08                                    305              326,350
National Waterworks, Inc.
    10.50%, 12/01/12                                   235              264,375
Service Corp. International
    6.50%, 3/15/08                                     595              614,338
    7.70%, 4/15/09                                     240              259,200
                                                                 ---------------
                                                                      1,851,263
                                                                 ---------------
Supermarket & Drugstore-1.1%
Couche-Tard, Inc.
    7.50%, 12/15/13                                    298              319,605
Rite Aid Corp.
     9.25%, 6/01/13                                     75               75,750
     9.50%, 2/15/11                                    615              674,963
Roundy's, Inc.
     Series B
     8.875%, 6/15/12                                   250              273,125
Stater Bros. Holdings, Inc.
    8.125%, 6/15/12                                    595              629,213
                                                                 ---------------
                                                                      1,972,656
                                                                 ---------------

                                                Principal
                                                   Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------
Technology-1.8%
Amkor Technologies, Inc.
    7.75%, 5/15/13                           $      1,165        $    1,095,100
Fairchild Semiconductor
    10.50%, 2/01/09                                    470              495,850
MagnaChip Semiconductor, Ltd.
    5.76%, 12/15/11 (a)(d)                             250              256,875
    8.00%, 12/15/14 (d)                                215              224,138
Unisys Corp.
    6.875%, 3/15/10                                  1,000            1,070,000
    7.875%, 4/01/08                                    185              189,625
                                                                 ---------------
                                                                      3,331,588
                                                                 ---------------
Utilities- Electric & Gas-2.2%
AES Corporation
     8.75%, 5/15/13(d)                                  65               73,856
     9.00%, 5/15/15(d)                                 105              120,225
Calpine Corp.
    8.50%, 7/15/10(d)                                  715              613,112
DPL, Inc.
    6.875%, 9/01/11                                    225              245,729
DPL Capital Trust II
    8.125%, 9/01/31                                    320              362,527
Dynegy Holdings, Inc.
    10.125%, 7/15/13(d)                                610              698,450
NRG Energy, Inc.
    8.00%, 12/15/13(d)                                 490              534,100
Ormat Funding Corp.
    8.25%, 12/30/20 (d)                                394              393,937
SEMCO Energy, Inc.
    7.125%, 5/15/08                                    125              133,784
    7.75%, 5/15/13                                     235              258,059
Texas Genco LLC
    6.875%, 12/15/14 (d)                               285              294,619
TXU Corp.
    5.55%, 11/15/14 (d)                                340              337,759
                                                                 ---------------
                                                                      4,066,157
                                                                 ---------------
Total U.S. Corporate Debt Obligations
     (cost $89,465,639)                                              81,540,215
                                                                 ---------------

NON-U.S. CORPORATE DEBT OBLIGATIONS-8.1%
Bahamas-0.1%
Sun International Hotels, Ltd.
    8.875%, 8/15/11                                    245              267,663
                                                                 ---------------

Bermuda-0.4%
NCL Corp
    10.625%, 7/15/14(d)                                685              685,000
                                                                 ---------------

Brazil-0.7%
PF Export Receivables Master Trust
    6.436%, 6/01/15(d)                               1,271            1,263,170
                                                                 ---------------

                                                Principal
                                                   Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------
Canada-1.3%
Bombardier, Inc.
    6.30%, 5/01/14 (d)                       $         400       $      347,000
Celestica, Inc.
    7.875%, 7/01/11                                    610              654,225
Fairfax Financial Holdings
    7.375%, 4/15/18                                    250              237,500
    7.75%, 4/26/12                                     510              520,200
Intrawest Corp.
     7.50%, 10/15/13                                   195              207,431
Ispat Inland ULC
     9.75%, 4/01/14                                    114              140,790
Russel Metals, Inc.
    6.375%, 3/01/14                                    345              350,175
                                                                 ---------------
                                                                      2,457,321
                                                                 ---------------
France-0.2%
Crown Euro Holdings S.A.
    9.50%, 3/01/11                                     405              461,700
                                                                 ---------------

Great Britian-0.6%
Inmarsat Finance PLC
    7.625%, 6/30/12                                    560              582,400
Royal & Sun Alliance Insurance Group PLC
    8.95%, 10/15/29                                    420              530,383
                                                                 ---------------
                                                                      1,112,783
                                                                 ---------------
Ireland-0.5%
Eircom Funding
    8.25%, 8/15/13                                     430              475,150
MDP Acquisitions PLC
    9.625%, 10/01/12                                   390              434,850\
                                                                 ---------------
                                                                        910,000
                                                                 ---------------
Kazakhstan-0.4%
Hurricane Finance BV
    9.625%, 2/12/10(d)                                 400              440,440
Kazkommerts International BV
    8.50%, 4/16/13(d)                                  350              365,750
                                                                 ---------------
                                                                        806,190
                                                                 ---------------
Liberia-0.4%
Royal Caribbean Cruises, Ltd.
    8.00%, 5/15/10                                     625              706,250
                                                                 ---------------

Mexico-2.5%
Innova S. de R.L.
     9.375%, 9/19/13                                 2,865            3,258,938
    12.875%, 4/01/07                                 1,003            1,010,724
Vitro Envases Norteamerica
    10.75%, 7/23/11(d)                                  420             435,750
                                                                 ---------------
                                                                      4,705,412
                                                                 ---------------
Romania-0.3%
Mobifon Holdings BV
    12.50%, 7/31/10                                     425             504,156
                                                                 ---------------

                                                 Shares or
                                                 Principal
                                                    Amount
                                                     (000)         U.S. $ Value
--------------------------------------------------------------------------------
Russia-0.5%
Gazprom OAO
    9.625%, 3/01/13(d)                       $         150       $      177,000
Mobile Telesystems Finance S.A.
    9.75%, 1/30/08                                     525              554,400
    9.75%, 1/30/08(d)                                  100              105,500
Tyumen Oil
    11.00%, 11/06/07(d)                                 70               79,800
                                                                 ---------------
                                                                        916,700
                                                                 ---------------
Singapore-0.2%
Flextronics International, Ltd.
    6.50%, 5/15/13                                     420              430,500
                                                                 ---------------

Total Non-U.S. Corporate Debt Obligations
     (cost $14,073,782)                                              15,226,845
                                                                 ---------------

NON-CONVERTIBLE PREFERRED STOCK-0.7%
Sovereign Real Estate Investment Trust
    12.00%(d)                                          870            1,318,050
                                                                 ---------------

Total Non-Convertible Preferred Stock
     (cost $818,725)                                                  1,318,050
                                                                 ---------------

WARRANTS(i)-0.0%
Central Bank of Nigeria
    Warrants, expiring 11/15/20                      1,000                    0
Republic of Venezuela
    Warrants, expiring 4/15/20                       7,140                    0
                                                                 ---------------

Total Warrants
     (cost $0)                                                                0
                                                                 ---------------

SHORT-TERM INVESTMENT - 1.6%
Repurchase Agreement-1.6%
Greenwich Capital Markets Inc.
    2.00%, dated 12/31/04, due 1/03/05 in
    the amount of $3,000,500 (collaterized
    by $3,065,000 FNMA, 2.05 % due 1/10/05,
    value - $3,000,000) (cost $3,000,000)    $       3,000            3,000,000
                                                                 ---------------

Total Investments Before Security
    Lending Collateral - 115.9%
    (cost $196,395,395)                                             215,605,566
                                                                 ---------------

Investments of Cash Collateral for
   Securites Loaned - 1.8%
Short-Term Investment
UBS Private Money Market Fund, LLC
    2.16%
   (cost $3,391,500)                             3,392                3,391,500
                                                                 ---------------

Total Investments - 117.7%
       (cost $199,786,895)                                          218,997,066
Other Assets Less Liabilities - (17.7)%                             (33,062,097)
                                                                 ---------------

Net Assets-100.0%                                                $  185,934,969
                                                                 ---------------

CALL OPTIONS WRITTEN

                                                      Exercise     Expiration
Description                         Contracts (j)       Price        Month         U.S. $ Value
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil
    11.00%, 8/17/40                       375,000     $117.65       Jan. '05       $    (6,000)
    11.00%, 8/17/40                       300,000      118.10       Jan. '05            (4,200)
    11.00%, 8/17/40                       100,000      118.15       Jan. '05            (1,300)
    11.00%, 8/17/40                       300,000      118.50       Jan. '05            (3,900)
    11.00%, 8/17/40                       150,000      118.75       Jan. '05            (1,800)
                                                                                   ------------
                                                                                   $   (17,200)
                                                                                   ============
    (premiums received $17,663)


CREDIT DEFAULT SWAP CONTRACTS

                                              Notional                                         Unrealized
Swap Counterparty &                            Amount         Interest      Termination       Appreciation/
Reference Obligation                            (000)           Rate            Date         (Depreciation)
------------------------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc
Federal Republic of Hungary
    4.50%, 2/06/13                              $ 350            0.5%         11/26/13          $ (6,584)

Citigroup Global Markets, Inc.
Federal Republic of Philippines
   10.625%, 3/16/25                               510            5.6          3/20/14             (3,012)

Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
    12.25%, 3/06/30                               900           4.40          5/20/06             46,520

Citigroup Global Markets, Inc.
Federal Republic of Brazil
    12.25%, 3/06/30                             1,000           6.35          8/20/05             61,236

Credit Suisse First Boston Int'l.
Federal Republic of Brazil
    12.25%, 3/06/30                               750           6.90          6/20/07             94,825

Morgan Stanley Dean Witter
Federal Republic of Brazil
    12.25%, 3/06/30                               680           3.80          8/20/06             40,275

Citigroup Global Markets, Inc.
Federal Republic of Philippines
    10.625%, 3/16/25                              510           4.95          3/20/09             10,934

REVERSE REPURCHASE AGREEMENTS

Broker                                Interest Rate     Maturity        Amount
--------------------------------------------------------------------------------
Barclays Securites                         2.15%        12/30/05    $  9,385,602
Chase Manhattan Bank                       0.40         12/30/05       1,435,999
Chase Manhattan Bank                       0.75         12/30/05       2,561,150
Chase Manhattan Bank                       1.60         12/30/05       1,072,565
Chase Manhattan Bank                       2.15         12/30/05       2,563,094
Chase Manhattan Bank                       2.25         12/30/05       2,534,073
Citigroup Global Markets, Inc.             1.95         12/30/05       3,574,228
Citigroup Global Markets, Inc.             2.10         12/30/05       8,445,786
Santander Investment Securities            1.60         12/30/05       1,735,862
Santander Investment Securities            1.95         12/30/05       1,146,572
                                                                    ------------
                                                                    $ 34,454,931
                                                                    ------------

* Represents entire or partial securities out on loan.

(a) Coupon changes periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2004.
(b)   Security is in default and is non-income producing.
(c) Positions, or portions thereof, with an aggregate market value of $33,756,751 have been segregated to collateralize reverse repurchase agreements.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate market value of these securities amounted to $60,354,733 or 32.5% of net assets.
(e) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)   Illiquid security, valued at fair market value.
(g) Security exempt from registration under Rule 144A of the Securites Act of 1933. This security, which represents 0.05% of net assets as of December 31, 2004, is considered illiquid and restricted.

                                       Acquisition     Acquisition     Market   Percentage of
Restricted Security                       Date             Cost        Value     Net Assets
---------------------------------------------------------------------------------------------
Russell-Stanley Holdings, Inc.          2/26/99-        $5,082,152    $87,372       0.05%
9.00%; 11/30/08                         11/30/04

(h)   Payment in kind (PIK) semii-annual coupon payment.
(i)   Non-income producing security.
(j)   One contract relates to principal amount of $1.00.

Glossary of Terms:

      DCB - Debt Conversion Bond
      FRN - Floating Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Dollar Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005